Schedule of Financial Liabilities Measured and Recorded at Fair Value on Recurring Basis (Details) - CNY (¥) ¥ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Warrant	¥ 1,544	¥ 1,512
Corporate borrowings from Fanhua Group	52,949	50,626
Fair Value, Inputs, Level 1 [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Warrant	1,544	1,512
Corporate borrowings from Fanhua Group
Fair Value, Inputs, Level 2 [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Warrant
Corporate borrowings from Fanhua Group
Fair Value, Inputs, Level 3 [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Warrant
Corporate borrowings from Fanhua Group	¥ 52,949	¥ 50,626